Disposal of wholly owned subsidiary (Tables)	12 Months Ended
Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]

Assets and liabilities at the date of disposal:
Cash and cash equivalents	$4,154
Trade and other receivables	1,012,013
Property, plant and equipment	9,297,970
Land use right	2,850,240
Trade and other payables	(13,879,652)
Net Liabilities	$(715,275)

Consideration received	$10,518,189
Less: Amount required repaying toDanyangBeijiate	(10,055,371)
Gain on disposal	$1,178,093